RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value Hierarchy
Derivative instrument assets	$ 276	$ 197
Derivative instrument liabilities	(131)	(196)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	145	1
Recurring basis | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	13	118
Derivative instrument liabilities	(50)	(125)
Recurring basis | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	263	76
Derivative instrument liabilities	(11)	(5)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative instrument assets		3
Derivative instrument liabilities	(70)	(66)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	(12)	4
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	3	81
Derivative instrument liabilities	(15)	(77)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate
Fair Value Hierarchy
Derivative instrument assets		0
Derivative instrument liabilities	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	161	4
Recurring basis | Significant Other Observable Inputs (Level II) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	10	37
Derivative instrument liabilities	(31)	(41)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	263	76
Derivative instrument liabilities	(11)	(5)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative instrument assets		3
Derivative instrument liabilities	(70)	(66)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(4)	(7)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodities | Power
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	(4)	(7)
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate
Fair Value Hierarchy
Derivative instrument assets		0
Derivative instrument liabilities	$ 0	$ 0